INCOME TAXES	12 Months Ended
Sep. 30, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

12. INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	September 30, 2021	September 30, 2020	September 30, 2019
	$	$	$
Net loss	(8,650,763)	(480,377)	(78,717)
Statutory tax rate	27.75%	27%	27%
Expected income tax recovery	(2,400,311)	(129,702)	(21,254)
Deductible and non-deductible items	(256,939)	42,136	-
Change in deferred tax assets not recognized	2,657,250	87,566	21,254
Total income tax recovery	-	-	-

The Company has the following deductible temporary differences for which no deferred tax has been recognized:

	September 30, 2021	September 30, 2020
	$	$
Non-capital losses	9,976,000	403,000
Share issue costs	1,448,000	4,000
Intangible assets	(1,000)	(2,000)
Valuation allowance	(11,423,000)	(405,000)
Net deferred income tax assets	-	-

The Company has Canadian non-capital losses of approximately $9,940,000 (2019 - $403,000), US non-capital losses of $ 30,000 (2019 - $Nil) and Australian non-capital losses of $6,000 (2019- $Nil), which may be carried forward and applied against taxable income in future years. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements and have been offset by a valuation allowance.

The Company's Canadian non-capital loss carry-forwards expire as follows:

Year of Origin	Year of Expiry	Non-Capital Losses
		$
2019	2039	79,000
2020	2040	324,000
2021	2041	9,537,000
		9,940,000